Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Share premium [member]	Share based payment [Member]	Capital reduction reserve [Member]	Foreign Currency Translation Effect [Member]	Accumulated Loss [Member]
Beginning balance at Dec. 31, 2019	$ 17,812	$ 15,445	$ 197,639	$ 15,903	$ 13,250	$ (12,992)	$ (211,433)
Share issuance	17,948	1,729	16,219
Share-based compensation	2,838	77		2,761
Net loss for the year	(26,754)						(26,754)
Transfer of share premium			(210,250)		210,250
Other comprehensive income	670					670
Ending balance at Dec. 31, 2020	12,514	17,251	3,608	18,664	223,500	(12,322)	(238,187)
Share issuance	54,312	3,107	51,205
Share-based compensation	3,441	52	639	2,750
Net loss for the year	(32,552)						(32,552)
Transfer of share premium	46,000		(46,000)		46,000
Other comprehensive income	10					10
Ending balance at Dec. 31, 2021	37,725	20,410	9,452	21,414	269,500	(12,312)	(270,739)
Share issuance	14,376	2,273	12,103
Share-based compensation	2,721	79	481	2,161
Net loss for the year	(32,662)						(32,662)
Transfer of share premium	18,000		(18,000)		18,000
Other comprehensive income	680					680
Ending balance at Dec. 31, 2022	$ 22,841	$ 22,762	$ 4,036	$ 23,576	$ 287,500	$ (11,632)	$ (303,401)